Stockholders' Equity (Deficiency) (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Mar. 31, 2015
Stockholders' Equity [Abstract]
Schedule of common stock issued and outstanding

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants

Balance – June 30, 2014	35,992,343	35,992	13,286,278	6,200,445

Exercise of Investor Warrants – net of issue costs	1,986,074	1,986	1,264,191	-
Reclassification of derivative liability to equity upon exercise of warrants	-	-	391.422	-
Shares issued upon warrant exchange	945,514	946	976,951	-
Reclassification of derivative liability to equity upon amendment of warrant terms	-	-	975,278	-
Exercise of Broker Warrants for cash (a)	345,000	345	187,034	(49,379)
Shares issued for services	187,000	187	181,000	-
Expiration of Broker Warrants (b)	-	-	12,640	(12,640)
Reclassification of stock option liability upon forfeiture of stock options	-	-	38,038	-
Stock-based compensation	-	-	142,447	-

Balance – March 31, 2015	39,455,931	39,456	17,455,279	6,138,426

a)	During the nine months ended March 31, 2015, 345,000 warrants issued for certain broker services (“Broker Warrants”) were exercised for cash proceeds of $138,000.
b)	During the nine months ended March 31, 2015 92,000 Broker Warrants exercisable at a price of CDN $0.50 per warrant expired.

Summary of number of shares held in trust
Number of shares held in Trust

Balance - April 6, 2010	-
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)
Founders shares acquired by the Trust	68,750

Balance - December 31, 2010	1,743,750
Shares transferred to employees and consultants for services	(200,000)
Founders shares acquired by the Trust	46,875

Balance - December 31, 2011	1,590,625
Shares transferred to employees and consultants for services	(1,590,625)

Balance - June 30, 2014, December 31, 2013 and 2012	-

Schedule of options outstanding under the plan
	Number of stock options outstanding	Weighted average exercise price

Balance - December 31, 2011	-	-
Granted	1,020,000	0.47

Balance - December 31, 2012	1,020,000	0.47
Granted	2,340,000	1.15
Cancelled	(120,000)	0.47

Balance - December 31, 2013	3,240,000	0.96
Forfeited	(52,786)	0.47

Balance - June 30, 2014	3,187,214	0.96

	Number of stock options outstanding	Weighted average exercise price $

Balance – June 30, 2014	3,187,214	0.96
Granted	600,000	0.88
Cancelled	(120,000)	1.05
Forfeited	(72,214)	0.58
Balance – March 31, 2015	3,595,000	0.94

Schedule of stock options currently outstanding and exercisable
Exercise price $	Number Outstanding at June 30, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at June 30, 2014	Exercise price $

0.47	883,324	7.73	0.47	798,893	0.47
1.05	2,003,890	9.13	1.05	1,352,640	1.05
1.54	180,000	8.75	1.54	180,000	1.54
2.30	120,000	8.92	2.30	120,000	2.30

	3,187,214		0.96	2,451,533	0.96

Exercise price $	Number outstanding at March 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at March 31, 2014	Exercise price $

0.39	825,000	6.87	0.39	818,833	0.39
0.74	180,000	9.84	0.74	21,778	0.74
0.80	120,000	10.0	0.80	-	0.80
1.00	300,000	4.50	1.00	50,000	1.00
1.05	1,870,000	8.37	1.05	1,554,389	1.05
1.54	180,000	8.00	1.54	180,000	1.54
2.30	120,000	8.17	2.30	120,000	2.30
	3,595,000		0.94	2,745,000	0.94

Schedule of stock options valuation assumptions using a Black-Scholes pricing model
	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Dividend rate	0%	0%	0%
Volatility	73% to 76%	73% to 85%	74%
Risk-free rate	1.25%	1.00%	1.25%
Term - years	0.5 to 2.5	1 to 3	2.1

March 31, 2015

Dividend rate	0%
Volatility	68.7% to 94.5%
Risk-free rate	1.00% to 1.25%
Term - years	0.25 to 3.0

Schedule of stock-based compensation expense
	Six months ended June 30,		Years ended December 31,
	2014	2013	2013	2012
	$	$	$	$

Research and development	144,587	309,136	522,725	196,281
General and administrative	161,578	213,794	580,484	76,313

	306,165	522,930	1,103,209	272,594

	Three months ended March 31,		Nine months ended March 31,
	2015	2014	2015	2014
	$	$	$	$
Research and development	26,853	171,947	39,909	385,536
General and administrative	35,995	133,127	102,262	499,817

	62,848	305,074	142,171	885,353

Schedule of unvested stock options
	Number of options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at December 31, 2011	-	-	-
Granted	1,020,000	0.47	0.30
Vested	(575,500)	0.47	0.30

Unvested at December 31, 2012	444,500	0.47	0.30
Granted	2,340,000	1.15	0.63
Cancelled	(120,000)	0.47	0.30
Vested	(985,129)	1.05	0.58

Unvested at December 31, 2013	1,679,371	1.08	0.59

Forfeited	(52,786)	0.87	0.49
Vested	(890,904)	1.09	0.60

Unvested at June 30, 2014	735,681	0.98	0.54

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2014	735,681	0.98	0.54
Granted	600,000	0.88	0.32
Vested	(293,467)	0.97	0.48
Cancelled	(120,000)	1.05	0.57
Forfeited	(72,214)	0.52	0.36

Unvested at March 31, 2015	850,000	0.94	0.42

Schedule of warrants
	Number of warrants	Amount $

Balance - December 31, 2011	-	-

Warrants issued for patents (i)	500,000	89,432
Warrants issued as unit issue costs (ii)	105,000	14,295
Warrants issued for services (iii)	345,000	49,379

Balance - December 31, 2012	950,000	153,106
Warrants issued as unit issue costs (iv)	5,250,000	6,288,594
Warrants exercised on a cashless basis (v)	(200,000)	(239,600)

Balance - December 31, 2013	6,000,000	6,202,100

Expiry of broker warrants (ii)	(5,000)	(556)
Exercise of broker warrants (ii)	(8,000)	(1,099)

Balance - June 30, 2014	5,987,000	6,200,445

i)
At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 5). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain Units. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).

iii)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.

iv)
As part of the Company’s unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 9 (f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

v)	During the year ended December 31, 2013, 200,000 Placement Agent Warrants were exercised on a cashless basis for 123,810 shares of common stock.

Schedule of outstanding warrants

Description	Number

CA$0.50 warrants (i)	-
Issued as broker warrants (ii)	92,000
Issued for patents (iii)	500,000
Issued for services (iv)	345,000
Investor Warrants (v)	9,195,478
Dividend warrants (vi)	3,250,007
Placement Agent (vii)	5,050,000
Issued for services (viii)	300,000

Closing balance - June 30, 2014	18,732,485

i)	Of the balance of 2,189,000 outstanding at December 31, 2013, 20,000 were exercised for no additional consideration and 2,169,000 expired on January 25, 2014 (note 8).

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain of the CA$0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 warrants were exercised for proceeds of $3,660 (CA$0.50).

iii)	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.

iv)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.

v)
The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 9 (f)). Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 3,652,211 have been exercised at $0.65 and the remaining balances of 9,195,478 were the subject of a tender offer (note 8).

vi)	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.

vii)	The Placement Agent Warrants are exercisable at $0.80 per warrant until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013.

viii)	The warrants are exercisable on a cashless basis at a price of $1.76 per warrant until September 12, 2018.

Description	Number

Balance – June 30, 2014	18,732,485
Broker Warrants (i)	(92,000)
Broker Warrants (ii)	(345,000)
Investor Warrants exercised (iii)	(1,986,074)
Investor Warrants exchanged (iv)	(2,836,541)

Balance - March 31, 2015	13,472,870

i)	During the nine months ended March 31, 2015, 92,000 Broker Warrants expired.
ii)	During the nine months ended March 31, 2015, 345,000 Broker Warrants were exercised for cash.
iii)	During the nine months ended March 31, 2015, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).
iv)	During the nine months ended March 31, 2015, 2,836,541 Investor Warrants were exchanged for 945,514 shares of common stock (note 5).